CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained earnings	Total
Balance at the beginning at Jan. 03, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 03, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 503	24,497		25,000
Issuance of Class B common stock to Sponsor (in shares)	5,031,250
Net income/(loss)			(1,596)	(1,596)
Balance at the end at Mar. 31, 2021	$ 503	24,497	(1,596)	23,404
Balance at the end (in shares) at Mar. 31, 2021	5,031,250
Balance at the beginning at Jan. 03, 2021	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 03, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)				(10,694)
Balance at the end at Jun. 30, 2021	$ 503	24,497	(10,694)	14,306
Balance at the end (in shares) at Jun. 30, 2021	5,031,250
Balance at the beginning at Jan. 03, 2021	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 03, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 503	24,497	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	5,031,250
Forfeiture of Class B common stock from Sponsor	$ (162)	162	0	0
Forfeiture of Class B common stock from Sponsor, (in shares)	(1,618,434)
Sale of Class B common stock to Institutional Anchor Investors	$ 162	647,954	0	648,116
Sale of Class B common stock to Institutional Anchor Investors, (in shares)	1,618,434
Excess cash received over the fair value of the private warrants	$ 0	4,220,000	0	4,220,000
Net income/(loss)	0	0	312,118	312,118
Balance at the end at Dec. 31, 2021	$ 503	0	(15,533,626)	(15,533,123)
Balance at the end (in shares) at Dec. 31, 2021	5,031,250
Balance at the beginning at Mar. 31, 2021	$ 503	24,497	(1,596)	23,404
Balance at the beginning (in shares) at Mar. 31, 2021	5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)			(9,098)	(9,098)
Balance at the end at Jun. 30, 2021	$ 503	24,497	(10,694)	14,306
Balance at the end (in shares) at Jun. 30, 2021	5,031,250
Balance at the beginning at Dec. 31, 2021	$ 503	0	(15,533,626)	(15,533,123)
Balance at the beginning (in shares) at Dec. 31, 2021	5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)			(1,254,236)	(1,254,236)
Balance at the end at Mar. 31, 2022	$ 503		(16,787,862)	(16,787,359)
Balance at the end (in shares) at Mar. 31, 2022	5,031,250
Balance at the beginning at Dec. 31, 2021	$ 503	$ 0	(15,533,626)	(15,533,123)
Balance at the beginning (in shares) at Dec. 31, 2021	5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)				3,263,313
Balance at the end at Jun. 30, 2022	$ 503		(12,620,313)	(12,619,810)
Balance at the end (in shares) at Jun. 30, 2022	5,031,250
Balance at the beginning at Mar. 31, 2022	$ 503		(16,787,862)	(16,787,359)
Balance at the beginning (in shares) at Mar. 31, 2022	5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)			4,517,549	4,517,549
Accretion of Class A common stock subject to possible redemption amount			(350,000)	(350,000)
Balance at the end at Jun. 30, 2022	$ 503		$ (12,620,313)	$ (12,619,810)
Balance at the end (in shares) at Jun. 30, 2022	5,031,250